Current and Deferred Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Recognised through other comprehensive income	$ 27,000	$ 40,164
Recognised through profit or loss	489,617	492,590
Total deferred tax assets	516,617	532,754
Deferred tax liabilities
Recognised through other comprehensive income	(1,325)	(1,025)
Recognised through profit or loss	(129,379)	(171,149)
Total deferred tax liabilities	$ (130,704)	$ (172,174)